SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On May 8, 2013, at a Special General Meeting of the Company, it was resolved that the issued and paid-up share capital of the Company be reduced from $194,646,255 to $77,858,502, with effect from May 14, 2013, by cancelling the paid-up capital of $1.50 on each of the ordinary shares in issue so that each of the 77,858,502 shares of par value $2.50 shall have a par value of $1.00. It was also resolved that the amount of credit arising be credited to the additional paid in capital account of the Company and that the authorized share capital of the Company be maintained at $312,500,000 comprising 312,500,000 shares of $1.00 each.

In April 2013, the Company sold $1.7 million of the Company's Term Notes for proceeds of $1.0 million and in May 2013 the Company sold $8.5 million of the Company's Term Notes for proceeds of $5.2 million.